Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Covista Retirement Plan

Plan # 001; Plan EIN: 36-3150143

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

For the year ended December 31, 2025

	Participant Contributions Transferred Late to the Plan	Total that Constitutes Nonexempt Prohibited Transactions
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Plan Year	Check here if Late Participant Loan Repayments are included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PIE 2002-51
2024	$ 891	$ -	$ 891	$ -	$ -
2025	$ 10,816	$ 396	$ 10,420	$ -	$ -

During 2025 and 2024, employee withholdings of $10,816 and $891, respectively, were not remitted within the appropriate time period by Covista. Covista remitted delinquent contributions and loan repayments of $396 and the related lost earnings in 2026 and $11,311 and the related lost earnings during 2025. These transactions constituted prohibited transactions as defined by ERISA.